Segments of Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Focuses on Two Fields of Activity, Land Inventory Development for Master Planned Communities and Real Estate Investment	The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment, which are the Company’s two operating segments.
	Three months ended March 31, 2023
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues for reportable segments	5,469	12	5,481

Income for reportable segments	2,350	12	2,362

General and administrative expenses			(444)
Interest expense			(166)

Loss for the period			1,752

Assets for reportable segments	49,081	18,236	67,317
Unallocated amounts			1,706
Total assets			69,023

Liabilities for reportable segments	25,543	10,816	36,359
Unallocated amounts			752
Total Liabilities			37,111

	Period ended December 31, 2022
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues for reportable segments	10,841	-	10,841

Loss for reportable segments	4,397	-	4,397

Operations expenses - Unallocated amounts			1,472
Financing income, net			783
Income for the year			2,142

Assets for reportable segments	52,670	18,109	70,779
unallocated amounts			688
Total assets			71,467

Liabilities for reportable segments	26,782	10,653	37,435
unallocated amounts			1,440
Total Liabilities			38,875
The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment (see Note 1), which are the Company’s two operating segments.
	Period ended December 31, 2022
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues of reportable segments	10,841	-	10,841

Loss of reportable segments	4,397	-	4,397

Operations expenses - Unallocated amounts			1,472
Financing income, net			783
Income for the year			2,142

Assets of reportable segments	52,670	18,109	70,779
unallocated amounts			688
Total assets			71,467

Liabilities of reportable segments	26,782	10,653	37,435
unallocated amounts			1,440
Total Liabilities			38,875

	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues of reportable segments	-	-	-

Loss of reportable segments	-	-	-

Operations expenses - Unallocated amounts			5
Financing income, net			22

Income for the year	27	-	27

Assets of reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425

Liabilities of reportable segments	5,981	9,851	15,832
unallocated amounts			125
Total Liabilities			15,957